COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Total intrinsic value of options exercised	$ 75	$ 10	$ 28
Total fair value of options that have vested	$ 143	$ 101	$ 140
Total options vested (in shares)	2.1	2.1	2.3
Options, exercisable, intrinsic value	$ 76
Options, outstanding, intrinsic value	$ 122